Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
. Debt
The components of debt and a reconciliation to the carrying amount of long-term debt is presented in the table below.

	December 31,
	2017	2016
	(in millions)
Borrowings under Revolving Credit Facility(1)	$—	$—
5.20% Senior Notes due 2019	1,000	1,000
4.75% Senior Notes due 2020	800	800
4.95% Senior Notes due 2021	650	650
3.95% Senior Notes due 2024	350	350
3.85% Senior Notes due 2026	550	550
Principal amount of long-term debt	3,350	3,350
Unamortized discounts	(7)	(8)
Deferred debt issue costs	(13)	(17)
Carrying amount of long-term debt	$3,330	$3,325
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(1)
During 2017, L3's aggregate borrowings and repayments under the Credit Facility were $1,328 million. L3 had the full availability of its $1 billion Credit Facility at December 31, 2017 and December 31, 2016.

L3 Revolving Credit Facility
On October 31, 2016, L3 entered into a new five year unsecured revolving credit facility (Credit Facility), which replaced its amended and restated revolving credit agreement dated February 3, 2012. The Credit Facility provides for total aggregate borrowings of $1 billion and any outstanding borrowings under the Credit Facility are due and payable on October 31, 2021. Borrowings under the Credit Facility may consist of: (1) base rate loans, which shall bear interest at a rate equal to the sum of the applicable rate (as defined in the Credit Facility), and the “base rate” (as defined in the Credit Facility) and/or (2) eurodollar loans, which shall bear interest at a rate equal to the sum of the applicable rate plus the “Eurodollar rate” (as defined in the Credit Facility). The applicable rate for base rate loans under the Credit Facility ranges from 0.125% to 1.000%, and the applicable rate for eurodollar loans ranges from 1.125% to 2.000%, in each case based on the long-term debt rating of L3. In addition, the Credit Facility provides for uncommitted incremental revolving facilities and additional term loan facilities in an aggregate principal amount of up to $600 million.
L3 Senior Notes
The Senior Notes are unsecured senior obligations of L3. The terms of each outstanding Senior Note are presented in the table below.

Note	Date of Issuance	Amount Issued	Discount(1)	Net Cash Proceeds	Effective Interest Rate	Redemption at Treasury Rate(2)(3)
		(in millions)
5.20% Senior Notes due October 15, 2019	October 2, 2009	$1,000	$4	$987	5.25%	30 bps
4.75% Senior Notes due July 15, 2020	May 21, 2010	$800	$3	$790	4.79%	25 bps
4.95% Senior Notes due February 15, 2021	February 7, 2011	$650	$4	$639	5.02%	25 bps
3.95% Senior Notes due May 28, 2024	May 28, 2014	$650	$3	$641	4.02%	20 bps
3.85% Senior Notes due December 15, 2026	December 5, 2016	$550	$3	$542	3.91%	25 bps
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(1)	Bond discounts are recorded as a reduction to the principal amount of the notes and are amortized as interest expense over the term of the notes.

(2)
The Senior Notes maturing in 2019 and 2020 may be redeemed at any time prior to their maturity and the Senior Notes maturing in 2021, 2024 and 2026 may be redeemed at any time prior to November 15, 2020, February 28, 2024 and September 15, 2026, respectively, (three months prior to their maturity) at the option of L3, in whole or in part, at a redemption price equal to the greater of: (1) 100% of the principal amount, or (2) the present value of the remaining principal and interest payments discounted to the date of redemption, on a semi-annual basis, at the Treasury Rate (as defined in the indentures governing the Senior Notes), plus the spread indicated in the table above. In addition, if the Senior Notes maturing in 2021, 2024 and 2026 are redeemed at any time on or after November 15, 2020, February 28, 2024 and September 15, 2026, respectively, the redemption price would be equal to 100% of the principal amount.

(3)
Upon the occurrence of a change in control (as defined in the indentures governing the Senior Notes), each holder of the notes will have the right to require L3 to repurchase all or any part of such holder’s notes at an offer price in cash equal to 101% of the aggregate principal amount plus accrued and unpaid interest, if any, to the date of purchase.

Repurchases, Redemptions and Maturities of Senior Notes
The repurchases, redemptions and maturities of Senior Notes are presented in the table below.

Note	Settlement Type	Date Settled	Aggregate Amount	Debt Retirement Charge	Cash Payments
			(in millions)
1.50% Senior Notes due 2017(1)	Redemption	December 30, 2016	$350	$2	$351
3.95% Senior Notes due 2016	Maturity	November 15, 2016	$200	$—	$200
3.95% Senior Notes due 2016(2)	Redemption	May 20, 2016	$300	$5	$305
3.95% Senior Notes due 2024	Tender Offer	December 22, 2015	$300	$1	$297
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(1)
The 1.50% Senior Notes due 2017 were redeemed at a price equal to 100.323% of the principal amount thereof, plus accrued and unpaid interest to the redemption date. Interest ceased to accrue on and after the redemption date.

(2)
The 3.95% Senior Notes due 2016 were redeemed at a price equal to 101.475% of the principal amount thereof, plus accrued and unpaid interest. Interest ceased to accrue on and after May 20, 2016, and the only remaining right of holders of such Notes was to receive payment of the redemption price and accrued interest.

Guarantees
The borrowings under the Credit Facility are fully and unconditionally guaranteed by L3 and by substantially all of the material 100% owned domestic subsidiaries of L3 on an unsecured senior basis. The payment of principal and premium, if any, and interest on the Senior Notes is fully and unconditionally guaranteed, on an unsecured senior basis, jointly and severally, by L3’s material 100% owned domestic subsidiaries that guarantee any of its other indebtedness. See Note 24.
Subordination
The guarantees of the Credit Facility and the Senior Notes rank pari passu with each other.
Covenants
Financial and other restrictive covenants. The Credit Facility contains financial and other restrictive covenants that limit, among other things, the ability of the subsidiaries of L3 to borrow additional funds, and the ability of L3 and its subsidiaries to incur liens, make investments, merge or consolidate or dispose of assets. The Company’s Credit Facility contains covenants that require that: (1) the Company’s consolidated interest coverage ratio be greater than or equal to 3.0 to 1.0, (2) the Company’s consolidated leverage ratio be less than or equal to 3.75 to 1.0, provided that the foregoing consolidated leverage ratio shall be increased to 4.0 to 1.0 as of the end of each of the four fiscal quarters immediately following a material acquisition (as defined in the Credit Facility). Calculations of the financial covenants are to exclude, among other things, certain items such as impairment losses on goodwill or other intangible assets, non-cash gains or losses from discontinued operations, gains or losses in connection with asset dispositions, and gains or losses with respect to judgments or settlements in connection with litigation matters. At December 31, 2017, the Company was in compliance with its financial and other restrictive covenants.
The indentures governing the Senior Notes (Senior Indentures) contain covenants customary for investment grade notes, including covenants that restrict the ability of L3 and its 100% owned domestic subsidiaries to create, incur, assume or permit to exist any lien, except permitted liens (as defined in the Senior Indentures) and restrict the ability of L3 and its subsidiaries to enter into certain sale and leaseback transactions (as defined in the Senior Indentures).
Cross default provisions. The Credit Facility contains cross default provisions that are triggered when a payment default occurs or certain other defaults occur that would allow the acceleration of indebtedness, swap contracts or guarantees of L3 or its subsidiaries, so long as the aggregate amount of such indebtedness, swap contracts or guarantees is at least $75 million and such defaults (other than payment defaults and defaults that have resulted in acceleration) have not been cured within 10 days. The Senior Notes indenture contains a cross acceleration provision that is triggered when a default or acceleration occurs under any indenture or instrument of L3 or its subsidiaries or the payment of which is guaranteed by L3 or its subsidiaries in an aggregate amount of at least $100 million.